Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (9,863,677)	$ (292,004)	$ (21,151)
Items not affection cash:
Accretion expense	219,990
Allowance for VAT	435,301
Amortization	94,468	3,440
Foreign exchange	389,720
Impairment of investments	292,538
Income tax recovery	(105,000)
Listing expense	1,144,167
Share-based compensation	3,693,799
Shares issued for services	340,000
Total items not affection cash	(3,358,694)	(288,564)	(21,151)
Changes in non-cash working capital item:
Accounts payable and accrued liabilities	(1,262,924)	68,363
Amounts receivable	(526,241)
Deferred revenue		4,350
Due to related parties		(32,841)	21,151
Other	(14,436)
Prepaid expenses	(7,832)	(110,723)
Net cash provided by operating activities	(5,170,127)	(359,415)	21,151
Cash flows from investing activities
Cash paid for acquisitions	(466,260)
Cash received from acquisitions (net)	1,382,859
Equipment	(2,887,196)	(244,708)
Net cash provided by investing activities	(1,970,597)	(244,708)
Cash flows from financing activities
Advances from related parties		579,187
Shares issued for cash, net	3,367,310
Subscriptions received	170,000
Stock options exercised	2,686,000
Loans received	1,317,225	34,800
Loans repaid	(125,450)
Net cash provided by financing activities	7,415,085	613,987
Change in cash	274,361	9,864
Cash, beginning	9,864
Cash, ending	$ 284,225	$ 9,864